Equity (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of shares authorized		500,000,000
Number of shares issued and outstanding		40,399,290	33,295,618
Consultant [Member]
Statement Line Items [Line Items]
Number of shares authorized	500,000,000
Number of shares issued and outstanding	120,652,683